UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: December 31

Date of reporting period: September 30, 2007

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON PARTNERS CAPITAL AND INCOME FUND

FORM N-Q

SEPTEMBER 30, 2007

LEGG MASON PARTNERS CAPITAL AND INCOME FUND

Schedule of Investments (unaudited)	September 30, 2007

SHARES	SECURITY	VALUE
COMMON STOCKS - 76.6%
CONSUMER DISCRETIONARY - 10.0%
Hotels, Restaurants & Leisure - 0.5%
133,300	Las Vegas Sands Corp. *	$17,784,886

Household Durables - 0.0%
2,330,496	Home Interiors & Gifts Inc. (a)(b)*	23,305

Media - 6.8%
826,789	E.W. Scripps Co., Class A Shares	34,725,138
808,100	Liberty Media Holding Corp., Capital Group, Series A Shares *	100,875,123
3,694,200	Time Warner Inc.	67,825,512
3,460,200	Warner Music Group Corp.	34,948,020

	Total Media	238,373,793

Multiline Retail - 1.7%
957,000	Target Corp.	60,836,490

Specialty Retail - 1.0%
1,135,300	TJX Cos. Inc.	33,003,171

	TOTAL CONSUMER DISCRETIONARY	350,021,645

CONSUMER STAPLES - 2.5%
Food & Staples Retailing - 0.0%
28,868	FHC Delaware Inc. (a)(b)*	0

Food Products - 0.0%
1,948	Aurora Foods Inc. (a)(b)*	0

Tobacco -2.5%
1,256,700	Altria Group Inc.	87,378,351

	TOTAL CONSUMER STAPLES	87,378,351

ENERGY - 15.1%
Energy Equipment & Services - 5.6%
312,900	Diamond Offshore Drilling Inc.	35,448,441
1,825,700	Halliburton Co.	70,106,880
598,640	SEACOR Holdings Inc. *	56,930,664
315,100	Transocean Inc. *	35,622,055

	Total Energy Equipment & Services	198,108,040

Oil, Gas & Consumable Fuels - 9.5%
820,075	Anadarko Petroleum Corp.	44,079,031
2,302,701	Crosstex Energy Inc.	87,295,395
219,450	Devon Energy Corp.	18,258,240
905,500	Newfield Exploration Co. *	43,608,880
471,800	Southwestern Energy Co. *	19,744,830
585,600	Teekay Shipping Corp.	34,439,136
790,400	Total SA, ADR	64,046,112
308,900	Valero Energy Corp.	20,751,902

	Total Oil, Gas & Consumable Fuels	332,223,526

	TOTAL ENERGY	530,331,566

FINANCIALS - 13.0%
Capital Markets - 4.7%
2,822,960	Invesco PLC, ADR	77,066,808
1,620,100	UBS AG	86,270,325

	Total Capital Markets	163,337,133

Consumer Finance - 2.8%
1,639,250	American Express Co.	97,322,272

Insurance - 5.5%
925,000	AFLAC Inc.	52,762,000
1,045,580	American International Group Inc.	70,733,487

See Notes to Schedule of Investments.

Legg Mason Partners Capital and Income Fund

Schedule of Investments (unaudited) (continued)	September 30, 2007

SHARES	SECURITY	VALUE
Insurance - 5.5% (continued)
4,078,070	Fidelity National Financial Inc., Class A Shares	$71,284,664

	Total Insurance	194,780,151

	TOTAL FINANCIALS	455,439,556

HEALTH CARE - 6.1%
Health Care Equipment & Supplies - 1.8%
1,134,700	Medtronic Inc.	64,008,427

Health Care Providers & Services - 2.7%
937,300	Quest Diagnostics Inc.	54,147,821
867,540	UnitedHealth Group Inc.	42,014,962

	Total Health Care Providers & Services	96,162,783

Pharmaceuticals - 1.6%
821,300	Johnson & Johnson	53,959,410

	TOTAL HEALTH CARE	214,130,620

INDUSTRIALS - 12.6%
Aerospace & Defense - 4.5%
269,050	Alliant Techsystems Inc. *	29,407,165
544,550	L-3 Communications Holdings Inc.	55,620,337
931,500	United Technologies Corp.	74,967,120

	Total Aerospace & Defense	159,994,622

Building Products - 1.0%
1,733,500	Assa Abloy AB	35,804,777

Commercial Services & Supplies - 2.2%
4,310	Continental AFA Dispensing Co. (a)(b)(c)*	0
2,345,390	Covanta Holding Corp. *	57,485,509
598,000	Monster Worldwide Inc. *	20,367,880

	Total Commercial Services & Supplies	77,853,389

Industrial Conglomerates - 2.9%
2,462,940	General Electric Co.	101,965,716

Machinery - 2.0%
1,356,200	Dover Corp.	69,098,390

	TOTAL INDUSTRIALS	444,716,894

INFORMATION TECHNOLOGY - 13.0%
Communications Equipment - 5.4%
2,145,670	Cisco Systems Inc. *	71,043,134
2,198,200	Corning Inc.	54,185,630
1,507,000	QUALCOMM Inc.	63,685,820

	Total Communications Equipment	188,914,584

Computers & Peripherals - 2.1%
2,028	Axiohm Transaction Solutions Inc. (a)(b)*	0
3,537,400	EMC Corp. *	73,577,920

	Total Computers & Peripherals	73,577,920

Internet Software & Services - 3.0%
308,800	Equinix Inc. *	27,387,472
2,323,000	VeriSign Inc. *	78,378,020

	Total Internet Software & Services	105,765,492

IT Services - 1.0%
994,050	Hewitt Associates Inc., Class A Shares *	34,841,453

Software - 1.5%
2,528,200	Oracle Corp.*	54,735,530

	TOTAL INFORMATION TECHNOLOGY	457,834,979

See Notes to Schedule of Investments.

LEGG MASON PARTNERS CAPITAL AND INCOME FUND

Schedule of Investments (unaudited) (continued)	September 30, 2007

SHARES	SECURITY	VALUE
TELECOMMUNICATION SERVICES - 2.5%
Wireless Telecommunication Services - 2.5%
1,113,300	Crown Castle International Corp. *	$45,233,379
1,245,600	SBA Communications Corp., Class A *	43,944,768

	TOTAL TELECOMMUNICATION SERVICES	89,178,147

UTILITIES - 1.8%
Gas Utilities - 1.8%
1,366,420	National Fuel Gas Co.	63,962,120

	TOTAL COMMON STOCKS (Cost - $2,454,216,003)	2,692,993,878

PREFERRED STOCKS - 0.0%
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
	TCR Holdings Corp.:
321	Class B Shares (a)(b)*	0
177	Class C Shares (a)(b)*	0
466	Class D Shares (a)(b)*	1
964	Class E Shares (a)(b)*	1

	Total Diversified Financial Services	2

Thrifts & Mortgage Finance - 0.0%
2,800	Federal National Mortgage Association (FNMA), 7.000% (d)	146,650

	TOTAL PREFERRED STOCKS (Cost - $149,075)	146,652

FACE AMOUNT
ASSET-BACKED SECURITIES - 0.3%
Automobiles - 0.0%
$750,000	ARG Funding Corp., 4.290% due 4/20/11 (c)	735,915
286,618	Susquehanna Auto Lease Trust, 4.430% due 6/16/08 (c)	286,487

	Total Automobiles	1,022,402

Diversified Financial Services - 0.0%
2,750,745	Airplanes Pass-Through Trust, Subordinated Notes, 10.875% due 3/15/19 (a)(b)(e)	0

Home Equity - 0.3%
216,694	ACE Securities Corp., 5.301% due 1/25/36 (d)	153,144
44,839	Argent Securities Inc., 5.191% due 5/25/36 (d)	44,791
27,666	Bayview Financial Acquisition Trust, 5.239% due 4/28/36 (d)	27,651
	Bear Stearns Asset-Backed Securities Trust:
200,000	5.481% due 9/25/34 (d)	197,532
700,804	5.411% due 2/25/35 (d)	684,539
349,152	Centex Home Equity Loan Trust, 3.235% due 2/25/32	339,105
138,194	Cityscape Home Equity Loan Trust, 7.213% due 7/25/28 (d)	82,916
	Countrywide Asset-Backed Certificates:
181,002	6.530% due 3/25/33 (d)	153,290
440,000	6.755% due 6/25/34 (d)	392,901
	Countrywide Home Equity Loan Trust:
574,029	6.043% due 12/15/33 (d)	568,173
740,350	6.073% due 3/15/34 (d)	730,301
875,788	5.973% due 11/15/35 (d)	864,198
1,034,214	5.983% due 2/15/36 (d)	1,016,939
161,805	5.953% due 5/15/36 (d)	158,106
420,834	CS First Boston Mortgage Securities Corp., 6.681% due 2/25/31 (d)	305,911
73,417	Finance America Net Interest Margin Trust, 5.250% due 6/27/34 (c)	66
201,556	First Horizon ABS Trust, 5.291% due 10/25/34 (d)	197,987

See Notes to Schedule of Investments.

LEGG MASON PARTNERS CAPITAL AND INCOME FUND

Schedule of Investments (unaudited) (continued)	September 30, 2007

FACE AMOUNT	SECURITY	VALUE
Home Equity - 0.3% (continued)
$188,662	Fremont Home Loan Trust, 6.231% due 2/25/34 (d)	$165,635
207,296	Green Tree Financial Corp., 7.070% due 1/15/29	213,831
105,093	GSAMP Trust, 5.231% due 1/25/36 (d)	99,888
158,160	Indymac Home Equity Loan Asset-Backed Trust, 5.301% due 4/25/36 (d)	155,713
666,174	Irwin Home Equity, 4.720% due 6/25/35	660,948
68,756	IXIS Real Estate Capital Trust, 5.191% due 8/25/36 (d)	68,615
2,951	Merrill Lynch Mortgage Investors Inc., 5.000% due 9/25/35 (c)	2,799
	Option One Mortgage Loan Trust:
146,018	5.551% due 2/25/33 (d)	144,344
330,733	6.781% due 7/25/33 (d)	285,619
750,000	6.181% due 5/25/34 (d)	696,044
185,860	RAAC, 5.401% due 5/25/36 (c)(d)	181,635
395,749	Renaissance Home Equity Loan Trust, 7.031% due 3/25/34 (d)	359,607
175,109	SACO I Trust, 5.301% due 3/25/36 (d)	164,635
	Sail Net Interest Margin Notes:
141,210	7.750% due 4/27/33 (c)	6,495
35,690	5.500% due 3/27/34 (c)	2,402
218,785	Saxon Asset Securities Trust, 8.640% due 12/25/32	157,635
268,188	WMC Mortgage Loan Pass-Through Certificates, 8.003% due 10/15/29 (d)	258,015

	Total Home Equity	9,541,410

	TOTAL ASSET-BACKED SECURITIES (Cost - $14,432,211)	10,563,812

COLLATERALIZED MORTGAGE OBLIGATIONS - 0.9%
380,000	American Home Mortgage Investment Trust, 5.931% due 11/25/45 (d)	371,524
1,800,000	Banc of America Commercial Mortgage Inc., 5.372% due 9/10/45 (d)	1,788,707
1,927,512	Banc of America Funding Corp., 5.723% due 6/20/35 (d)	1,924,527
160,578	Banc of America Mortgage Securities, 4.802% due 9/25/35 (d)	158,174
918,917	Bayview Commercial Asset Trust, 5.401% due 4/25/36 (c)(d)	893,923
2,180,472	Bear Stearns ARM Trust, 5.785% due 2/25/36 (d)(f)	2,132,434
1,172,527	Citigroup Mortgage Loan Trust Inc., 4.900% due 12/25/35 (d)	1,141,827
	Countrywide Alternative Loan Trust:
204,354	5.868% due 11/20/35 (d)	200,151
1,348,855	5.401% due 1/25/36 (d)	1,320,007
176,052	5.331% due 5/25/36 (d)	172,714
207,685	5.341% due 7/25/46 (d)	204,147
	Countrywide Home Loan, Mortgage Pass-Through Trust:
136,726	5.461% due 2/25/35 (d)	134,298
172,712	5.431% due 5/25/35 (d)	168,475
1,800,000	Credit Suisse Mortgage Capital Certificates, 5.609% due 2/15/39 (d)	1,808,719
174,648	Deutsche ALT-A Securities Inc. Mortgage Loan Trust, 4.975% due 8/25/35 (d)	173,475
	Downey Savings & Loan Association Mortgage Loan Trust:
649,947	5.923% due 9/19/44 (d)	633,804
160,723	5.713% due 3/19/45 (d)	157,222
169,012	5.903% due 3/19/46 (d)	165,791
169,012	5.903% due 3/19/47 (d)	165,791
	Federal Home Loan Mortgage Corp. (FHLMC):
67,448	6.000% due 3/15/34 (d)	59,622
551,575	PAC, 6.000% due 4/15/34 (d)	522,138
222,258	GSR Mortgage Loan Trust, 4.938% due 10/25/35 (d)	222,439
	Harborview Mortgage Loan Trust:
185,778	5.903% due 11/19/34 (d)	184,060
201,644	5.853% due 1/19/35 (d)	197,921
157,478	Indymac Index Mortgage Loan Trust, 5.326% due 3/25/35 (d)	157,078

See Notes to Schedule of Investments.

LEGG MASON PARTNERS CAPITAL AND INCOME FUND

Schedule of Investments (unaudited) (continued)	September 30, 2007

FACE AMOUNT	SECURITY	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 0.9% (continued)
$250,000	JPMorgan Chase Commercial Mortgage Securities Corp., 5.814% due 6/12/43 (d)	$255,287
1,528,609	Lehman XS Trust, 5.351% due 4/25/46 (d)	1,495,357
240,462	Luminent Mortgage Trust, 5.371% due 4/25/36 (d)	235,602
630,000	Merrill Lynch Mortgage Trust, 5.843% due 5/12/39 (d)	640,703
	MLCC Mortgage Investors Inc.:
396,541	6.051% due 4/25/29 (d)	395,806
508,490	6.011% due 5/25/29 (d)	508,895
	Structured Adjustable Rate Mortgage Loan Trust:
286,006	4.920% due 3/25/34 (d)	289,010
75,279	7.177% due 6/25/34 (d)	75,875
1,481,882	5.382% due 5/25/35 (d)	1,492,512
260,312	Structured Asset Mortgage Investments Inc., 5.341% due 5/25/36 (d)	256,209
	Structured Asset Securities Corp.:
1,361,464	5.500% due 3/25/19	1,351,673
574,263	6.231% due 2/25/28 (d)	546,031
252,312	6.131% due 3/25/28 (d)	227,388
	Thornburg Mortgage Securities Trust:
2,734,627	6.228% due 9/25/37 (d)(f)	2,709,417
2,991,428	6.240% due 9/25/37 (d)(f)	3,000,776
853,031	5.381% due 7/25/45 (d)	852,063
	Washington Mutual Inc.:
114,112	5.944% due 9/25/36 (d)	114,573
810,925	5.491% due 10/25/45 (d)	799,291
248,791	5.401% due 12/25/45 (d)	243,476
138,543	5.421% due 12/25/45 (d)	135,972
	Washington Mutual Mortgage Pass-Through Certificates:
800,151	5.451% due 1/25/45 (d)	787,874
933,509	5.471% due 1/25/45 (d)	918,825
150,936	Washington Mutual Pass-Through Certificates, 5.411% due 11/25/45 (d)	147,559
143,800	Wells Fargo Mortgage Backed Securities Trust, 5.240% due 4/25/36 (d)	142,849
147,970	Zuni Mortgage Loan Trust, 5.261% due 8/25/36 (d)	146,869

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $32,963,380)	32,828,860

COLLATERALIZED SENIOR LOANS - 0.3%
Aerospace & Defense - 0.0%
1,250,000	Dubai Aerospace Enterprise, Term Loan, 1.000% due 7/26/08(c)(d)	1,251,563

Diversified Financial Services - 0.0%
1,000,000	Sally Holdings LLC, Term Loan B, 1.000% due 11/15/13(c)(d)	986,406

Health Care Providers & Services - 0.1%
1,000,000	HCA Inc., Term Loan B, 7.448% due 11/1/13(c)(d)	982,500
1,000,000	Health Management Association, Term Loan B, 7.150% due 1/16/14(c)(d)	952,813

	Total Health Care Providers & Services	1,935,313

Hotels, Restaurants & Leisure - 0.1%
1,000,000	Aramark Corp., Term Loan, 1.000% due 1/31/14(c)(d)	984,063
1,000,000	Golden Nugget Inc., Term Loan, 1.000% due 6/14/14(c)(d)	973,750
1,000,000	MGM MIRAGE Inc., Term Loan B, 8.448% due 4/8/11(c)(d)	960,000

	Total Hotels, Restaurants & Leisure	2,917,813

Diversified Financial Services - 0.0%
Media - 0.1%
1,250,000	LodgeNet Entertainment Corp., Term Loan B, 7.200% due 4/4/14(c)(d)	1,221,875
1,000,000	Univision Communications Inc., Term Loan B, 7.605% due 9/15/14(c)(d)	953,542

	Total Media	2,175,417

Multiline Retail - 0.0%
1,500,000	Neiman Marcus Group Inc., Term Loan B, 6.947% due 3/13/13(c)(d)	1,480,915

	TOTAL COLLATERALIZED SENIOR LOANS (Cost - $10,735,937)	10,747,427

CORPORATE BONDS & NOTES - 9.0%
Aerospace & Defense - 0.0%
180,000	DRS Technologies Inc., Senior Subordinated Notes, 6.625% due 2/1/16	178,650
500,000	General Dynamics Corp., Senior Notes, 4.500% due 8/15/10	493,281
400,000	Hawker Beechcraft Acquisition Co., Senior Notes, 8.875% due 4/1/15 (c)(g)	404,000
5,465	Kac Acquisition Co., Subordinated Notes, 0.000% due 4/26/26 (a)(b)(e)	0

	Total Aerospace & Defense	1,075,931

Airlines - 0.1%
700,000	Continental Airlines Inc., Notes, 8.750% due 12/1/11	675,500
1,140,000	DAE Aviation Holdings Inc., Senior Notes, 11.250% due 8/1/15 (c)	1,197,000
	United Airlines Inc., Pass-Through Certificates:
230,000	6.831% due 9/1/08	266,800
245,469	7.811% due 10/1/09	288,426
162,820	8.030% due 7/1/11	190,642
105,000	6.932% due 9/1/11	123,801

	Total Airlines	2,742,169

Auto Components - 0.2%
1,625,000	Keystone Automotive Operations Inc., Senior Subordinated Notes, 9.750% due 11/1/13	1,332,500

See Notes to Schedule of Investments.

LEGG MASON PARTNERS CAPITAL AND INCOME FUND

Schedule of Investments (unaudited) (continued)	September 30, 2007

FACE AMOUNT	SECURITY	VALUE
Auto Components - 0.2% (continued)
$4,500,000	Visteon Corp., Senior Notes, 8.250% due 8/1/10 (f)	$3,982,500

	Total Auto Components	5,315,000

Automobiles - 0.2%
120,000	Daimler Finance North America LLC., Notes, 4.050% due 6/4/08	118,705
	Ford Motor Co.:
95,000	Debentures, 8.875% due 1/15/22	82,175
2,645,000	Notes, 7.450% due 7/16/31 (f)	2,089,550
6,725,000	General Motors Corp., Senior Debentures, 8.250% due 7/15/23 (f)	5,918,000

	Total Automobiles	8,208,430

Building Products - 0.3%
5,000,000	American Standard Co. Inc., Senior Notes, 8.250% due 6/1/09 (f)	5,260,185
2,785,000	Associated Materials Inc., Senior Subordinated Notes, 9.750% due 4/15/12 (f)	2,840,700
1,030,000	Nortek Inc., Senior Subordinated Notes, 8.500% due 9/1/14	898,675
2,105,000	NTK Holdings Inc., Senior Discount Notes, step bond to yield 11.449% due 3/1/14	1,305,100

	Total Building Products	10,304,660

Capital Markets - 0.2%
50,000	Bear Stearns Co. Inc., Subordinated Notes, 5.550% due 1/22/17	47,282
40,000	Credit Suisse USA Inc., Senior Notes, 5.500% due 8/16/11	40,441
355,000	E*TRADE Financial Corp., Senior Notes, 7.875% due 12/1/15	330,150
80,000	Goldman Sachs Group Inc., Notes, 4.500% due 6/15/10	78,899
4,150,000	Kaupthing Bank HF, Subordinated Notes, 7.125% due 5/19/16 (c)(f)	4,194,986
60,000	Lehman Brothers Holdings Capital Trust VII, Medium-Term Notes, 5.857% due 5/31/12 (d)(h)	57,220
	Lehman Brothers Holdings Inc.:
50,000	5.250% due 2/6/12	49,012
460,000	Senior Notes, Medium-Term Notes, 6.200% due 9/26/14	462,469
500,000	Merrill Lynch & Co. Inc., Medium-Term Notes, 3.700% due 4/21/08	493,845
	Morgan Stanley:
30,000	Medium-Term Notes, 5.810% due 10/18/16 (d)	28,751
100,000	Subordinated Notes, 4.750% due 4/1/14	94,061

	Total Capital Markets	5,877,116

Chemicals - 0.1%
150,000	Arco Chemical Co., Debentures, 9.800% due 2/1/20	149,250
2,580,000	Georgia Gulf Corp., Senior Notes, 9.500% due 10/15/14 (f)	2,373,600
495,000	Huntsman International LLC, Senior Subordinated Notes, 7.875% due 11/15/14	529,650
110,000	Montell Finance Co. BV, Debentures, 8.100% due 3/15/27 (c)	96,250
3,000	PPG Industries Inc., Notes, 6.500% due 11/1/07	3,001

	Total Chemicals	3,151,751

Commercial Banks - 0.5%
400,000	Depfa ACS Bank, 5.125% due 3/16/37 (c)	375,301
1,960,000	First Data Corp., 7.960% due 10/15/14 (b)	1,881,600
	Glitnir Banki HF:
	Notes:
240,000	6.330% due 7/28/11 (c)	244,343
970,000	6.375% due 9/25/12 (c)	973,300
200,000	Subordinated Bonds, 7.451% due 9/14/16 (c)(d)(h)	197,387
520,000	Subordinated Notes, 6.693% due 6/15/16 (c)(d)	531,876
330,000	HBOS Capital Funding LP, Tier 1 Notes, Perpetual Bonds, 6.071% due 6/30/14 (c)(d)(h)	317,913
420,000	ICICI Bank Ltd., Subordinated Bonds, 6.375% due 4/30/22 (c)(d)	394,299

See Notes to Schedule of Investments.

LEGG MASON PARTNERS CAPITAL AND INCOME FUND

Schedule of Investments (unaudited) (continued)	September 30, 2007

FACE AMOUNT	SECURITY	VALUE
Commercial Banks - 0.5% (continued)
$120,000	Landsbanki Islands HF, 6.100% due 8/25/11 (c)	$121,680
4,500,000	Resona Preferred Global Securities Cayman Ltd., Bonds, 7.191% due 7/30/15 (c)(d)(f)(h)	4,522,446
1,710,000	Russian Agricultural Bank, Loan Participation Notes, 6.299% due 5/15/17 (c)	1,614,069
60,000	Santander Issuances SA Unipersonal, Subordinated Notes, 5.805% due 6/20/16 (c)(d)	60,818
4,575,000	Shinsei Finance Cayman Ltd., Junior Subordinated Bonds, 6.418% due 7/20/16 (c)(d)(f)(h)	4,248,977
90,000	SunTrust Capital, Trust Preferred Securities, 6.100% due 12/15/36 (d)	81,906
1,910,000	TuranAlem Finance BV, Bonds, 8.250% due 1/22/37 (c)	1,666,575
160,000	Wachovia Corp., Subordinated Notes, 5.250% due 8/1/14	157,030
100,000	Wells Fargo Capital X, Capital Securities, 5.950% due 12/15/36	92,067

	Total Commercial Banks	17,481,587

Commercial Services & Supplies - 0.1%
1,465,000	DynCorp International LLC/DIV Capital Corp., Senior Subordinated Notes, 9.500% due 2/15/13	1,523,600
840,000	Rental Services Corp., 9.500% due 12/1/14	806,400
570,000	Waste Management Inc., Senior Note, 6.375% due 11/15/12	592,153

	Total Commercial Services & Supplies	2,922,153

Computers & Peripherals - 0.0%
350,000	International Business Machines Corp., Medium-Term Notes, 3.800% due 2/1/08	348,382

Consumer Finance - 0.8%
500,000	Caterpillar Financial Services Corp., 4.300% due 6/1/10	492,284
	Ford Motor Credit Co.:
4,400,000	Notes, 7.000% due 10/1/13 (f)	3,980,975
	Senior Notes:
5,169,000	9.750% due 9/15/10 (f)	5,276,670
3,537,000	10.944% due 6/15/11 (d)(f)	3,611,606
	General Motors Acceptance Corp.:
5,300,000	Bonds, 8.000% due 11/1/31	5,213,408
	Notes:
5,000,000	5.625% due 5/15/09 (f)	4,869,595
5,000,000	6.750% due 12/1/14 (f)	4,538,100
350,000	John Deere Capital Corp., 3.900% due 1/15/08	348,489
	SLM Corp., Medium-Term Notes:
200,000	5.560% due 1/26/09 (d)	194,663
500,000	4.120% due 1/31/14 (d)	383,715

	Total Consumer Finance	28,909,505

Containers & Packaging - 0.2%
860,000	Graham Packaging Co. Inc., Senior Subordinated Notes, 9.875% due 10/15/14	855,700
2,745,000	Graphic Packaging International Corp., Senior Subordinated Notes, 9.500% due 8/15/13 (f)	2,834,213
1,725,000	Plastipak Holdings Inc., Senior Notes, 8.500% due 12/15/15 (c)	1,794,000

	Total Containers & Packaging	5,483,913

Diversified Consumer Services - 0.0%
	Education Management LLC/Education Management Finance Corp.:
195,000	Senior Notes, 8.750% due 6/1/14	200,850
845,000	Senior Subordinated Notes, 10.250% due 6/1/16	878,800

See Notes to Schedule of Investments.

LEGG MASON PARTNERS CAPITAL AND INCOME FUND

Schedule of Investments (unaudited) (continued)	September 30, 2007

FACE AMOUNT	SECURITY	VALUE
Diversified Consumer Services - 0.0% (continued)
$250,000	Service Corp. International, Debentures, 7.875% due 2/1/13	$259,081

	Total Diversified Consumer Services	1,338,731

Diversified Financial Services - 0.6%
600,000	AAC Group Holding Corp., Senior Discount Notes, step bond to yield 9.092% due 10/1/12	537,000
1,360,000	Aiful Corp., Notes, 5.000% due 8/10/10 (c)	1,315,648
859,740	Air 2 US, 8.027% due 10/1/19 (c)	872,636
575,000	American Express Credit Corp., Notes, 3.000% due 5/16/08	568,178
	Bank of America Corp.:
330,000	5.125% due 11/15/14	323,261
400,000	Subordinated Notes, 5.420% due 3/15/17	389,622
3,635,000	Basell AF SCA, Senior Secured Subordinated Second Priority Notes, 8.375% due 8/15/15 (c)(f)	3,335,112
200,000	Capital One Bank, Notes, 5.750% due 9/15/10	202,162
350,000	Citigroup Inc., 3.500% due 2/1/08	348,033
243,086	Core Investment Grade Bond Trust I, Pass-Through Certificates, 4.642% due 11/30/07 (d)	242,600
915,000	El Paso Performance-Linked Trust Certificates, Notes, 7.750% due 7/15/11 (c)	944,545
900,000	Glen Meadow Pass-Through Certificates, 6.505% due 2/12/67 (c)(d)	865,080
1,170,000	HSBC Finance Corp., Senior Notes, 8.000% due 7/15/10	1,256,414
180,000	International Lease Finance Corp., Medium-Term Notes, 4.375% due 11/1/09	178,587
250,000	JPMorgan Chase & Co., Subordinated Notes, 5.750% due 1/2/13	253,811
520,000	Leucadia National Corp., Senior Notes, 8.125% due 9/15/15	525,850
200,000	MUFG Capital Finance 1 Ltd., Preferred Securities, 6.346% due 7/25/16 (d)(h)	190,427
700,000	Pemex Finance Ltd., Notes, 9.030% due 2/15/11	738,500
	Residential Capital LLC, Senior Notes:
240,000	7.125% due 11/21/08	214,855
140,000	7.460% due 4/17/09 (d)	119,175
390,000	7.595% due 5/22/09 (d)	331,988
630,000	7.000% due 2/22/11	513,815
100,000	SMFG Preferred Capital, Bonds, 6.078% due 1/25/17 (c)(d)(h)	92,969
	TNK-BP Finance SA:
1,430,000	7.500% due 7/18/16 (c)	1,423,708
250,000	6.625% due 3/20/17 (c)	233,450
161,000	UCAR Finance Inc., Senior Notes, 10.250% due 2/15/12	168,648
150,000	Vangent Inc., Senior Subordinated Notes, 9.625% due 2/15/15 (c)	140,625
4,585,000	Vanguard Health Holdings Co. II LLC, Senior Subordinated Notes, 9.000% due 10/1/14 (f)	4,470,375

	Total Diversified Financial Services	20,797,074

Diversified Telecommunication Services - 0.4%
385,000	Citizens Communications Co., Senior Notes, 7.875% due 1/15/27	377,300
1,225,000	Deutsche Telekom International Finance, Senior Notes, 5.750% due 3/23/16	1,212,538
10,000	Embarq Corp., Notes, 7.995% due 6/1/36	10,686
455,000	GT Group Telecom Inc., Senior Discount Notes, 13.250% due 2/1/10 (a)(b)(e)	0
535,000	Hawaiian Telcom Communications Inc., Senior Subordinated Notes, 12.500% due 5/1/15	580,475
3,610,000	Intelsat Bermuda Ltd., Senior Notes, 11.250% due 6/15/16 (f)	3,885,262
470,000	Koninklijke KPN NV, Senior Notes, 8.000% due 10/1/10	505,883
	Level 3 Financing Inc.:
500,000	9.250% due 11/1/14	495,000
300,000	9.150% due 2/15/15 (d)	287,250
640,000	Nordic Telephone Co. Holdings, Senior Secured Bonds, 8.875% due 5/1/16 (c)	678,400

See Notes to Schedule of Investments.

LEGG MASON PARTNERS CAPITAL AND INCOME FUND

Schedule of Investments (unaudited) (continued)	September 30, 2007

FACE AMOUNT	SECURITY	VALUE
Diversified Telecommunication Services - 0.4% (continued)
$350,000	PAETEC Holding Corp., Senior Note, 9.500% due 7/15/15 (c)	$351,750
	Telecom Italia Capital S.p.A.:
301,000	Notes, 4.000% due 11/15/08	296,845
380,000	Senior Notes, 5.250% due 10/1/15	361,322
1,585,000	Verizon Florida Inc., Senior Notes, 6.125% due 1/15/13	1,641,321
	Virgin Media Finance PLC, Senior Notes:
2,150,000	8.750% due 4/15/14 (f)	2,214,500
910,000	9.125% due 8/15/16	948,675
800,000	Windstream Corp., Senior Notes, 8.625% due 8/1/16	857,000

	Total Diversified Telecommunication Services	14,704,207

Electric Utilities - 0.1%
90,000	Duke Energy Corp., Senior Notes, 5.625% due 11/30/12	91,330
30,000	Exelon Corp., Bonds, 5.625% due 6/15/35	26,952
	FirstEnergy Corp., Notes:
360,000	6.450% due 11/15/11	372,526
720,000	7.375% due 11/15/31	790,236
210,000	Orion Power Holdings Inc., Senior Notes, 12.000% due 5/1/10	231,000
	Pacific Gas & Electric Co.:
500,000	4.200% due 3/1/11	483,898
50,000	First Mortgage Bonds, 6.050% due 3/1/34	49,265

	Total Electric Utilities	2,045,207

Electronic Equipment & Instruments - 0.1%
	NXP BV/NXP Funding LLC:
4,690,000	Senior Notes, 9.500% due 10/15/15 (f)	4,385,150
85,000	Senior Secured Notes, 7.875% due 10/15/14	82,131

	Total Electronic Equipment & Instruments	4,467,281

Energy Equipment & Services - 0.1%
1,755,000	Complete Production Services Inc., Senior Notes, 8.000% due 12/15/16	1,744,031
20,000	GulfMark Offshore Inc., Senior Subordinated Notes, 7.750% due 7/15/14	20,200
145,000	Southern Natural Gas Co., Senior Notes, 8.000% due 3/1/32	164,638

	Total Energy Equipment & Services	1,928,869

Food & Staples Retailing - 0.1%
261,186	CVS Caremark Corp., Pass-Through Certificates, 5.298% due 1/11/27 (c)	250,667
	CVS Lease Pass-Through Trust:
702,338	5.880% due 1/10/28 (c)	668,963
777,074	6.036% due 12/10/28 (c)	757,026
400,000	Kroger Co., Senior Notes, 6.750% due 4/15/12	421,038
325,000	Safeway Inc., Senior Notes, 6.500% due 11/15/08	330,471
475,000	Wal-Mart Stores Inc., 4.550% due 5/1/13	458,337

	Total Food & Staples Retailing	2,886,502

Health Care Providers & Services - 0.4%
70,000	Cardinal Health Inc., 5.850% due 12/15/17	69,174
1,140,000	Community Health Systems Inc., Senior Notes, 8.875% due 7/15/15 (c)	1,177,050
	HCA Inc.:
2,090,000	Notes, 6.375% due 1/15/15	1,786,950
1,553,000	Senior Notes, 6.500% due 2/15/16	1,327,815
	Senior Secured Notes:
1,080,000	9.250% due 11/15/16 (c)	1,150,200
1,295,000	9.625% due 11/15/16 (c)(g)	1,385,650
3,075,000	IASIS Healthcare LLC/IASIS Capital Corp., Senior Subordinated Notes, 8.750% due 6/15/14 (f)	3,128,812
	Tenet Healthcare Corp., Senior Notes:

See Notes to Schedule of Investments.

LEGG MASON PARTNERS CAPITAL AND INCOME FUND

Schedule of Investments (unaudited) (continued)	September 30, 2007

FACE AMOUNT	SECURITY	VALUE
Health Care Providers & Services - 0.4% (continued)
$2,300,000	7.375% due 2/1/13	$1,960,750
5,000	9.875% due 7/1/14	4,600
250,000	UnitedHealth Group Inc., Senior Notes, 3.300% due 1/30/08	248,616

	Total Health Care Providers & Services	12,239,617

Hotels, Restaurants & Leisure - 0.3%
660,000	Buffets Inc., Senior Notes, 12.500% due 11/1/14	465,300
1,490,000	Caesars Entertainment Inc., Senior Subordinated Notes, 8.125% due 5/15/11	1,527,250
450,000	El Pollo Loco Inc., Senior Notes, 11.750% due 11/15/13	465,750
225,000	Herbst Gaming Inc., Senior Subordinated Notes, 8.125% due 6/1/12	202,781
140,000	Mandalay Resort Group, Senior Subordinated Debentures, 7.625% due 7/15/13	138,250
	MGM MIRAGE Inc.:
1,680,000	Senior Notes, 7.625% due 1/15/17	1,671,600
1,670,000	Senior Subordinated Notes, 8.375% due 2/1/11	1,749,325
300,000	Mohegan Tribal Gaming Authority, Senior Subordinated Notes, 6.875% due 2/15/15	296,625
3,905,000	Pinnacle Entertainment Inc., Senior Subordinated Notes, 8.250% due 3/15/12 (f)	3,973,338
	Station Casinos Inc.:
	Senior Notes:
300,000	6.000% due 4/1/12	286,500
205,000	7.750% due 8/15/16	203,975
570,000	Senior Subordinated Notes, 6.875% due 3/1/16	498,750
250,000	Turning Stone Casino Resort Enterprise, Senior Notes, 9.125% due 12/15/10 (c)	256,250

	Total Hotels, Restaurants & Leisure	11,735,694

Household Durables - 0.2%
200,000	Holt Group Inc., Senior Notes, 9.750% due 1/15/06 (a)(b)(e)	0
1,660,000	K Hovnanian Enterprises Inc., Senior Notes, 8.625% due 1/15/17	1,377,800
1,495,000	Norcraft Cos. LP/Norcraft Finance Corp., Senior Subordinated Notes, 9.000% due 11/1/11	1,509,950
3,000,000	Norcraft Holdings LP/Norcraft Capital Corp., Senior Discount Notes, step bond to yield 9.471% due 9/1/12 (f)	2,700,000

	Total Household Durables	5,587,750

Independent Power Producers & Energy Traders - 0.4%
2,144,000	AES China Generating Co., Ltd., 8.250% due 6/26/10 (f)	2,106,476
	AES Corp., Senior Notes:
530,000	8.750% due 6/15/08	539,937
717,000	8.875% due 2/15/11	751,954
3,100,000	7.750% due 3/1/14 (f)	3,162,000
384,647	Mirant Mid Atlantic LLC, Pass-Through Certificates, 9.125% due 6/30/17	425,996
	NRG Energy Inc., Senior Notes:
1,300,000	7.250% due 2/1/14	1,306,500
4,525,000	7.375% due 2/1/16 (f)	4,547,625
10,000	7.375% due 1/15/17	10,025
1,325,000	TXU Corp., Senior Notes, 5.550% due 11/15/14	1,075,251

	Total Independent Power Producers & Energy Traders	13,925,764

Industrial Conglomerates - 0.1%
450,000	General Electric Co., Notes, 5.000% due 2/1/13	446,585
699,000	Koppers Inc., Senior Notes, 9.875% due 10/15/13	742,688
	Tyco International Group SA:
40,000	Notes, 6.125% due 1/15/09	40,655
300,000	Senior Notes, 6.375% due 10/15/11	307,252

See Notes to Schedule of Investments.

LEGG MASON PARTNERS CAPITAL AND INCOME FUND

Schedule of Investments (unaudited) (continued)	September 30, 2007

FACE AMOUNT	SECURITY	VALUE
Industrial Conglomerates - 0.1% (continued)
	Notes:
$100,000	6.125% due 11/1/08	$101,122
1,170,000	6.000% due 11/15/13	1,182,519
1,780,000	6.875% due 1/15/29	1,791,655

	Total Industrial Conglomerates	4,612,476

Insurance - 0.0%
70,000	MetLife Inc., Junior Subordinated Debentures, 6.400% due 12/15/36	66,773
440,000	Travelers Cos. Inc., Junior Subordinated Debentures, 6.250% due 3/15/37 (d)	426,161

	Total Insurance	492,934

IT Services - 0.0%
90,000	Electronic Data Systems Corp., Notes, 7.125% due 10/15/09	91,671
1,445,000	SunGard Data Systems Inc., Senior Subordinated Notes, 10.250% due 8/15/15	1,517,250

	Total IT Services	1,608,921

Leisure Equipment & Products - 0.0%
105,000	WMG Acquisition Corp., Senior Subordinated Notes, 7.375% due 4/15/14	91,875

Media - 0.7%
	Affinion Group Inc.:
1,030,000	Senior Notes, 10.125% due 10/15/13	1,091,800
90,000	Senior Subordinated Notes, 11.500% due 10/15/15	94,950
175,000	AMC Entertainment Inc., Senior Subordinated Notes, 11.000% due 2/1/16	187,250
1,920,000	CCH I Holdings LLC/CCH I Holdings Capital Corp., Senior Notes, 11.750% due 5/15/14	1,785,600
3,014,000	CCH I LLC/CCH Capital Corp., Senior Secured Notes, 11.000% due 10/1/15 (f)	3,066,745
	CCH II LLC/CCH II Capital Corp., Senior Notes:
2,410,000	10.250% due 9/15/10 (f)	2,476,275
1,559,000	10.250% due 10/1/13	1,633,053
490,000	Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp., Senior Discount Notes, 11.750% due 5/15/11	472,238
70,000	Clear Channel Communications Inc., Senior Notes, 6.250% due 3/15/11	64,216
225,000	Comcast Cable Communications Holdings Inc., Notes, 8.375% due 3/15/13	252,467
	Comcast Corp., Notes:
730,000	6.500% due 1/15/15	755,371
1,870,000	6.500% due 1/15/17	1,932,372
2,210,000	Dex Media Inc., Discount Notes, step bond to yield 8.765% due 11/15/13 (f)	2,088,450
1,760,000	Idearc Inc., Senior Notes, 8.000% due 11/15/16	1,764,400
290,000	ION Media Networks Inc., Senior Secured Notes, 11.610% due 1/15/13 (c)(d)	296,525
	R.H. Donnelley Corp.:
1,440,000	Senior Discount Notes, 6.875% due 1/15/13	1,368,000
2,175,000	Senior Notes, 8.875% due 1/15/16 (f)	2,226,656
310,000	Time Warner Entertainment Co., LP, Senior Notes, 8.375% due 7/15/33	364,561
	Time Warner Inc.:
190,000	Debentures, 7.700% due 5/1/32	209,226
2,790,000	Senior Notes, 6.875% due 5/1/12 (f)	2,930,359
660,000	TL Acquisitions Inc., Senior Notes, 10.500% due 1/15/15 (c)	655,050
355,000	Univision Communications Inc., Senior Notes, 9.750% due 3/15/15 (c)(g)	347,900

	Total Media	26,063,464

Metals & Mining - 0.2%
2,010,000	Freeport-McMoRan Copper & Gold Inc., Senior Notes, 8.375% due 4/1/17 (f)	2,200,950
905,000	Metals USA Inc., Senior Secured Notes, 11.125% due 12/1/15	968,350
505,000	Noranda Aluminum Holding Corp., Senior Notes, 11.146% due 11/15/14 (c)(d)(g)	472,175

See Notes to Schedule of Investments.

LEGG MASON PARTNERS CAPITAL AND INCOME FUND

Schedule of Investments (unaudited) (continued)	September 30, 2007

FACE AMOUNT	SECURITY	VALUE
Metals & Mining - 0.2% (continued)
$255,000	Novelis Inc., Senior Notes, 7.250% due 2/15/15	$247,350
610,000	Tube City IMS Corp., 9.750% due 2/1/15	599,325
	Vale Overseas Ltd., Notes:
50,000	8.250% due 1/17/34	59,427
2,050,000	6.875% due 11/21/36 (f)	2,122,297

	Total Metals & Mining	6,669,874

Multi-Utilities - 0.0%
600,000	Dominion Resources Inc., Senior Notes, 5.700% due 9/17/12	602,752

Multiline Retail - 0.1%
	Dollar General Corp.:
585,000	Senior Notes, 10.625% due 7/15/15 (c)	552,825
620,000	Senior Subordinated Notes, 11.875% due 7/15/17 (c)(g)	542,500
2,285,000	Neiman Marcus Group Inc., Senior Subordinated Notes, 10.375% due 10/15/15 (f)	2,502,075

	Total Multiline Retail	3,597,400

Oil, Gas & Consumable Fuels - 1.2%
500,000	Anadarko Finance Co., Senior Notes, 7.500% due 5/1/31	546,094
740,000	Anadarko Petroleum Corp., Senior Notes, 5.950% due 9/15/16	734,159
1,325,000	Belden & Blake Corp., Secured Notes, 8.750% due 7/15/12	1,354,813
2,125,000	Chesapeake Energy Corp., Senior Notes, 6.375% due 6/15/15 (f)	2,095,781
525,000	Compagnie Generale de Geophysique SA, Senior Notes, 7.500% due 5/15/15	543,375
1,130,000	ConocoPhillips Holding Co., Senior Notes, 6.950% due 4/15/29	1,246,413
	El Paso Corp.:
	Medium-Term Notes:
400,000	7.375% due 12/15/12	414,800
1,175,000	7.800% due 8/1/31	1,198,834
2,780,000	7.750% due 1/15/32 (f)	2,836,829
1,620,000	Senior Subordinated Notes, 7.000% due 6/15/17	1,653,024
90,000	Enterprise Products Operating LP, Junior Subordinated Notes, 8.375% due 8/1/66 (d)	92,641
1,095,000	EXCO Resources Inc., Senior Notes, 7.250% due 1/15/11	1,095,000
	Gazprom, Loan Participation Notes:
2,420,000	6.212% due 11/22/16 (c)(f)	2,404,754
100,000	Senior Notes, 6.510% due 3/7/22 (c)	99,240
80,000	Hess Corp., Notes, 7.300% due 8/15/31	87,956
1,045,000	International Coal Group Inc., Senior Notes, 10.250% due 7/15/14	1,008,425
	Kerr-McGee Corp.:
1,730,000	6.950% due 7/1/24	1,796,814
	Notes:
2,600,000	6.875% due 9/15/11 (f)	2,736,230
145,000	7.875% due 9/15/31	168,155
	Kinder Morgan Energy Partners LP:
60,000	6.750% due 3/15/11	62,506
	Senior Notes:
10,000	6.300% due 2/1/09	10,136
160,000	7.125% due 3/15/12	168,876
50,000	5.000% due 12/15/13	47,771
85,000	Mariner Energy Inc., Senior Notes, 7.500% due 4/15/13	82,875
150,000	Noble Drilling Corp., Senior Notes, 6.950% due 3/15/09	152,953
	OPTI Canada Inc., Senior Secured Notes:
400,000	7.875% due 12/15/14 (c)	402,000
1,230,000	8.250% due 12/15/14 (c)	1,245,375
77,000	Pemex Project Funding Master Trust, Bonds, 6.625% due 6/15/35	79,732
60,000	Petrobras International Finance Co., Senior Notes, 6.125% due 10/6/16	60,761

See Notes to Schedule of Investments.

LEGG MASON PARTNERS CAPITAL AND INCOME FUND

Schedule of Investments (unaudited) (continued)	September 30, 2007

FACE AMOUNT	SECURITY	VALUE
Oil, Gas & Consumable Fuels - 1.2% (continued)
$400,000	Petroplus Finance Ltd., Senior Note, 7.000% due 5/1/17 (c)	$382,000
1,400,000	Pogo Producing Co., Senior Subordinated Notes, 6.875% due 10/1/17	1,414,000
1,900,000	Quicksilver Resources Inc., Senior Subordinated Notes, 7.125% due 4/1/16	1,881,000
1,385,000	SemGroup LP, Senior Notes, 8.750% due 11/15/15 (c)	1,360,762
10,000	SESI LLC, Senior Notes, 6.875% due 6/1/14	9,750
	Stone Energy Corp., Senior Subordinated Notes:
250,000	8.250% due 12/15/11	250,625
3,030,000	6.750% due 12/15/14 (f)	2,817,900
	Whiting Petroleum Corp., Senior Subordinated Notes:
1,049,000	7.250% due 5/1/12	1,035,888
1,415,000	7.000% due 2/1/14	1,365,475
	Williams Cos. Inc.:
98,000	Debentures, 7.500% due 1/15/31	102,165
1,770,000	Notes, 8.750% due 3/15/32 (f)	2,046,562
	Senior Notes:
2,500,000	7.625% due 7/15/19 (f)	2,690,625
780,000	7.750% due 6/15/31	823,875
1,820,000	XTO Energy Inc., Senior Notes, 7.500% due 4/15/12	1,968,414

	Total Oil, Gas & Consumable Fuels	42,575,363

Paper & Forest Products - 0.3%
865,000	Abitibi-Consolidated Co. of Canada, Senior Notes, 8.375% due 4/1/15	633,613
	Abitibi-Consolidated Inc.:
400,000	Debentures, 7.400% due 4/1/18	274,000
100,000	Notes, 7.750% due 6/15/11	77,500
2,845,000	Appleton Papers Inc., Senior Subordinated Notes, 9.750% due 6/15/14 (f)	2,852,112
	NewPage Corp.:
2,105,000	Senior Secured Notes, 11.606% due 5/1/12 (d)(f)	2,273,400
1,030,000	Senior Subordinated Notes, 12.000% due 5/1/13	1,109,825
940,000	Verso Paper Holdings LLC, 9.125% due 8/1/14	972,900
600,000	Weyerhaeuser Co., Notes, 6.750% due 3/15/12	623,504

	Total Paper & Forest Products	8,816,854

Pharmaceuticals - 0.1%
500,000	Abbott Laboratories, 3.750% due 3/15/11	482,316
2,243,000	Leiner Health Products Inc., Senior Subordinated Notes, 11.000% due 6/1/12	1,895,335
305,000	Wyeth, Notes, 4.375% due 3/1/08	303,725

	Total Pharmaceuticals	2,681,376

Real Estate Management & Development - 0.1%
1,205,000	Ashton Woods USA LLC/Ashton Woods Finance Co., Senior Subordinated Notes, 9.500% due 10/1/15	957,975
1,755,000	Realogy Corp., Senior Subordinated Notes, 12.375% due 4/15/15 (c)	1,329,413

	Total Real Estate Management & Development	2,287,388

Road & Rail - 0.2%
2,090,000	Grupo Transportacion Ferroviaria Mexicana SA de CV, Senior Notes, 9.375% due 5/1/12 (f)	2,199,725
3,445,000	Hertz Corp., Senior Subordinated Notes, 10.500% due 1/1/16 (f)	3,737,825
30,000	Kansas City Southern de Mexico, Senior Notes, 7.625% due 12/1/13 (c)	29,475
100,000	Kansas City Southern Railway, Senior Notes, 7.500% due 6/15/09	101,625
360,050	Union Pacific Corp., Pass-Through Certificates, 5.404% due 7/2/25	362,323

	Total Road & Rail	6,430,973

Semiconductors & Semiconductor Equipment - 0.0%
1,630,000	Freescale Semiconductor Inc., 8.875% due 12/15/14	1,581,100

See Notes to Schedule of Investments.

LEGG MASON PARTNERS CAPITAL AND INCOME FUND

Schedule of Investments (unaudited) (continued)	September 30, 2007

FACE AMOUNT	SECURITY	VALUE
Software - 0.0%
$110,000	Activant Solutions Inc., Senior Subordinated Notes, 9.500% due 5/1/16	$97,075

Specialty Retail - 0.0%
1,245,000	Blockbuster Inc., Senior Subordinated Notes, 9.000% due 9/1/12	1,126,725
25,000	Eye Care Centers of America, Senior Subordinated Notes, 10.750% due 2/15/15	26,750

	Total Specialty Retail	1,153,475

Textiles, Apparel & Luxury Goods - 0.1%
1,565,000	Levi Strauss & Co., Senior Notes, 9.750% due 1/15/15	1,651,075
2,244,000	Simmons Co., Senior Discount Notes, step bond to yield 9.995% due 12/15/14	1,800,810

	Total Textiles, Apparel & Luxury Goods	3,451,885

Thrifts & Mortgage Finance - 0.0%
	Countrywide Financial Corp., Medium-Term Notes:
30,000	5.756% due 6/18/08 (d)	29,375
20,000	5.500% due 1/5/09 (d)	18,964
1,250,000	Ocwen Capital Trust I, Capital Securities, 10.875% due 8/1/27	1,125,000

	Total Thrifts & Mortgage Finance	1,173,339

Tobacco - 0.0%
	Alliance One International Inc., Senior Notes:
150,000	8.500% due 5/15/12 (c)	147,750
200,000	11.000% due 5/15/12	213,500
410,000	Altria Group Inc., Notes, 7.000% due 11/4/13	446,112

	Total Tobacco	807,362

Trading Companies & Distributors - 0.1%
1,730,000	Ashtead Capital Inc., Notes, 9.000% due 8/15/16 (c)	1,714,863
860,000	H&E Equipment Services Inc., Senior Notes, 8.375% due 7/15/16	842,800
1,750,000	Penhall International Corp., Senior Secured Notes, 12.000% due 8/1/14 (c)	1,776,250

	Total Trading Companies & Distributors	4,333,913

Transportation Infrastructure - 0.0%
	Saint Acquisition Corp., Senior Secured Notes:
320,000	13.308% due 5/15/15 (c)(d)	219,200
1,060,000	12.500% due 5/15/17 (c)	715,500

	Total Transportation Infrastructure	934,700

Wireless Telecommunication Services - 0.4%
165,000	MetroPCS Wireless Inc., Senior Notes, 9.250% due 11/1/14 (c)	169,125
4,400,000	New Cingular Wireless Services Inc., Notes, 8.125% due 5/1/12 (f)	4,883,670
60,000	Nextel Communications Inc., Senior Notes, 6.875% due 10/31/13	60,293
	Sprint Capital Corp.:
20,000	Notes, 8.750% due 3/15/32	22,997
	Senior Notes:
3,385,000	8.375% due 3/15/12 (f)	3,730,483
1,000,000	6.875% due 11/15/28	967,727
3,060,000	True Move Co., Ltd., 10.750% due 12/16/13 (c)(f)	3,104,676

	Total Wireless Telecommunication Services	12,938,971

	TOTAL CORPORATE BONDS & NOTES (Cost - $320,469,744)	316,480,763

See Notes to Schedule of Investments.

LEGG MASON PARTNERS CAPITAL AND INCOME FUND

Schedule of Investments (unaudited) (continued)	September 30, 2007

FACE AMOUNT	SECURITY	VALUE
MORTGAGE-BACKED SECURITIES - 6.2%
FHLMC - 1.5%
	Federal Home Loan Mortgage Corp. (FHLMC):
41,548	8.000% due 7/1/20	43,415
11,813,885	5.120% due 6/1/35 (d)(f)	11,775,975
5,000,000	6.126% due 9/1/37 (d)(f)	5,064,063
	Gold:
1,103,024	4.000% due 12/1/07	1,095,938
1,167,046	7.000% due 6/1/17	1,207,226
32,258,408	6.000% due 7/1/21-2/1/36 (f)	32,595,416
142,886	8.500% due 9/1/25	153,397
1,283,226	6.500% due 3/1/26-8/1/29	1,316,879

	TOTAL FHLMC	53,252,309

FNMA - 3.8%
	Federal National Mortgage Association (FNMA):
809,822	6.500% due 10/1/10-5/1/29	831,287
859,175	8.000% due 12/1/12-2/1/31	880,029
4,116,827	5.500% due 1/1/14-4/1/35	4,051,413
1,912,164	5.000% due 7/1/18-1/1/36	1,864,988
891,511	7.000% due 10/1/18-4/1/29	923,362
314,957	4.500% due 11/1/23	299,283
63,828	9.000% due 1/1/24	68,791
840,119	7.500% due 11/1/26-7/1/32	878,371
52,512	8.500% due 10/1/30	56,451
1,955,557	7.000% due 6/1/32 (f)	2,047,920
5,010,362	5.773% due 4/1/35 (d)(f)	5,114,167
154,922	5.149% due 9/1/35 (d)	155,591
10,584,417	5.636% due 4/1/36 (d)(f)	10,632,378
17,467,668	5.592% due 5/1/36 (d)(f)	17,544,089

See Notes to Schedule of Investments.

LEGG MASON PARTNERS CAPITAL AND INCOME FUND

Schedule of Investments (unaudited) (continued)	September 30, 2007

FACE AMOUNT	SECURITY	VALUE
FNMA - 3.8% (continued)
$5,091,770	6.000% due 10/1/36 (f)	$5,101,045
1,104,662	6.000% due 10/1/36	1,106,675
44,900,000	5.000% due 10/11/37-11/13/37 (i)	42,825,387
37,100,000	6.000% due 10/11/37-11/13/37 (i)	37,145,604
2,700,000	5.500% due 11/13/37 (i)	2,643,046

	TOTAL FNMA	134,169,877

GNMA - 0.9%
	Government National Mortgage Association (GNMA):
27,500,779	5.500% due 8/15/21 (f)	27,521,334
1,464,513	7.000% due 2/15/24-12/15/31	1,534,639

	TOTAL GNMA	29,055,973

	TOTAL MORTGAGE-BACKED SECURITIES (Cost - $216,632,608)	216,478,159

SOVEREIGN BONDS - 0.1%
Brazil - 0.0%
44,000	Federative Republic of Brazil, 11.000% due 8/17/40	58,905

Canada - 0.0%
300,000	Province of Ontario, 3.282% due 3/28/08	298,091

Mexico - 0.0%
	United Mexican States, Medium-Term Notes:
486,000	5.625% due 1/15/17	485,879
190,000	Series A, 6.750% due 9/27/34	207,100

	Total Mexico	692,979

Russia - 0.1%
1,972,090	Russian Federation, 7.500% due 3/31/30 (c)(f)	2,208,741

Supranational - 0.0%
1,200,000	Corporacion Andina de Fomento, Notes, 6.875% due 3/15/12	1,272,449

	TOTAL SOVEREIGN BONDS (Cost - $4,347,219)	4,531,165

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 0.5%
U.S. Government Agencies - 0.3%
475,000	Federal Farm Credit Bank (FFCB), 3.750% due 4/9/10	467,632
	Federal Home Loan Bank (FHLB):
40,000	Bonds, Series VB15, 5.000% due 12/21/15	40,316
300,000	Global Bonds, 5.500% due 7/15/36	310,365
	Federal Home Loan Mortgage Corp. (FHLMC):
430,000	5.250% due 2/24/11	434,597
500,000	4.625% due 5/28/13	492,014
500,000	4.875% due 11/15/13	503,675
490,000	Medium-Term Notes, 5.450% due 11/21/13	493,367
620,000	Notes, 4.625% due 10/25/12	619,994
	Federal National Mortgage Association (FNMA):
470,000	5.200% due 11/8/10	470,355
2,100,000	5.750% due 2/15/08 (f)	2,106,287
350,000	6.250% due 2/1/11	367,866
350,000	5.000% due 8/24/11	350,049
160,000	5.550% due 2/16/17	161,552
	Notes:
650,000	5.000% due 4/15/15	657,141
790,000	Series 1, 5.625% due 5/19/11	805,362

See Notes to Schedule of Investments.

LEGG MASON PARTNERS CAPITAL AND INCOME FUND

Schedule of Investments (unaudited) (continued)	September 30, 2007

FACE AMOUNT	SECURITY	VALUE
U.S. Government Agencies - 0.3% (continued)
$190,000	Tennessee Valley Authority, 5.980% due 4/1/36	$209,094

	Total U.S. Government Agencies	8,489,666

U.S. Government Obligations - 0.2%
	U.S. Treasury Bonds:
10,000	4.750% due 2/15/37	9,865
420,000	5.000% due 5/15/37	430,959
	U.S. Treasury Notes:
100,000	4.375% due 11/15/08	100,422
900,000	3.625% due 7/15/09	895,149
3,250,000	4.625% due 11/15/09 (f)	3,293,166
986,000	4.000% due 4/15/10	986,386
170,000	4.500% due 9/30/11	172,324
1,020,000	4.625% due 7/31/12	1,038,090
21,000	5.125% due 5/15/16	21,888
	U.S. Treasury Strip Principal (STRIPS):
525,000	Zero coupon bond to yield 4.350% due 5/15/13	413,768
500,000	Zero coupon bond to yield 4.829% due 2/15/16	341,391

	Total U.S. Government Obligations	7,703,408

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $16,048,044)	16,193,074

U.S. TREASURY INFLATION PROTECTED SECURITIES - 0.8%
	U.S. Treasury Bonds, Inflation Indexed:
745,138	2.000% due 1/15/26	711,840
4,813,361	2.375% due 1/15/27 (f)	4,873,533
354,785	3.875% due 4/15/29	450,633
	U.S. Treasury Notes, Inflation Indexed:
177,818	3.875% due 1/15/09	181,514
2,188,065	0.875% due 4/15/10 (f)	2,116,099
5,205,222	2.375% due 4/15/11 (f)	5,240,602
507,299	2.000% due 1/15/14	500,165
149,926	1.875% due 7/15/15	146,002
2,193,434	2.000% due 1/15/16 (f)	2,144,768
1,670,933	2.500% due 7/15/16	1,702,525
9,812,645	2.375% due 1/15/17 (f)	9,886,250

	TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $27,228,636)	27,953,931

WARRANTS
WARRANTS - 0.0%
234,035	ContiFinancial Corp., Liquidating Trust, Units of Interest (Represents interest in a trust in the liquidation of ContiFinancial Corp. and its affiliates)(a)(b)*	0
505	Cybernet Internet Services International Inc., Expires 7/1/09(a)(b)(c)*	0
455	GT Group Telecom Inc., Class B Shares, Expires 2/1/10(a)(b)(c)*	0
485	IWO Holdings Inc., Expires 1/15/11(a)(b)(c)*	0
2,373	Lucent Technologies Inc., Expires 12/10/07*	26
505	Merrill Corp., Class B Shares, Expires 5/1/09(a)(b)(c)*	0

	TOTAL WARRANTS (Cost - $194,409)	26

CONTRACTS
PURCHASED OPTIONS - 0.7%
	Eurodollar Future:
2,960,000	Call @ $94.00, expires 3/17/08	4,380,800
670,000	Put @ $94.00, expires 6/16/08	6,700
	Johnson & Johnson:
801,500	Call @ $60.00, expires 1/17/09	7,373,800

See Notes to Schedule of Investments.

LEGG MASON PARTNERS CAPITAL AND INCOME FUND

Schedule of Investments (unaudited) (continued)	September 30, 2007

CONTRACTS	SECURITY	VALUE
PURCHASED OPTIONS - 0.7% (continued)
403,000	Call @ $65.00, expires 1/17/09	$2,418,000
278,900	Marsh & McLennan Cos. Inc., Call @ $25.00, expires 1/19/08	515,965
518,400	S&P 500 Index, Put @ $1,475.00, expires 11/17/07	10,368,000

	TOTAL PURCHASED OPTIONS (Cost - $26,018,482)	25,063,265

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $3,123,435,748)	3,353,981,012

FACE AMOUNT
SHORT-TERM INVESTMENTS - 6.7%
U.S. Government Agencies - 4.0%
$140,000,000	Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes, 4.001% due 10/1/07 (j)	140,000,000
2,680,000	Federal National Mortgage Association (FNMA), Discount Notes, 5.203% due 3/17/08 (j)(k)	2,625,534

	Total U.S. Government Agencies (Cost - $142,617,342)	142,625,534

Repurchase Agreements - 2.7%
37,601,000	Interest in $1,131,503,000 joint tri-party repurchase agreement dated 9/28/07 with Greenwich Capital Markets Inc., 4.950% due 10/1/07; Proceeds at maturity - $37,616,510; (Fully collateralized by various U.S. government agency obligations, 4.603% to 7.433% due 4/1/18 to 10/1/37; Market value - $38,353,151) (f)	37,601,000
56,144,000	Morgan Stanley repurchase agreement dated 9/28/07, 4.900% due 10/1/07; Proceeds at maturity - $56,166,925; (Fully collateralized by various U.S. government agency obligations, 3.500% to 6.500% due 9/1/13 to 8/1/37; Market value - $57,792,292) (f)	56,144,000

	TOTAL REPURCHASE AGREEMENTS (Cost - $93,745,000)	93,745,000

	TOTAL SHORT-TERM INVESTMENTS (Cost - $236,362,342)	236,370,534

	TOTAL INVESTMENTS - 102.1% (Cost - $3,359,798,090#)	3,590,351,546
	Liabilities in Excess of Other Assets - (2.1)%	(72,332,426)

	TOTAL NET ASSETS - 100.0%	$3,518,019,120

*	Non-income producing security.

(a)	Illiquid security.

(b)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 1).

(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(d)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2007.

(e)	Security is currently in default.

(f)	All or a portion of this security is segregated for extended settlements, open futures contracts, written options, foreign currency contracts and TBA’s.

(g)	Payment-in-kind security for which part of the income earned may be paid as additional principal.

(h)	Security has no maturity date. The date shown represents the next call date.

(i)	This security is traded on a to-be-announced (“TBA”) basis (See Note 1).

(j)	Rate shown represents yield-to-maturity.

(k)	All or a portion of this security is held at the broker as collateral for open futures contracts.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipt
ARM	— Adjustable Rate Mortgage

See Notes to Schedule of Investments.

LEGG MASON PARTNERS CAPITAL AND INCOME FUND

Schedule of Investments (unaudited) (continued)	September 30, 2007

PAC	— Planned Amortization Class
STRIPS	— Separate Trading of Registered Interest and Principal Securities

Schedule of Options Written
CONTRACTS	SECURITY	EXPIRATION DATE	STRIKE PRICE	VALUE
8	Eurodollar Futures, Call	3/17/08	$95.00	$11,050
98	U.S. Treasury Notes 10 Year Futures, Put	2/22/08	107.00	76,563

	TOTAL OPTIONS WRITTEN			$87,613

	(Premiums received - $94,414)

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Capital and Income Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the” 1940 Act”), as an open-end management investment company. Prior to April 16, 2007, the Fund was a separate diversified investment fund of Legg Mason Partners Income Funds, a Massachusetts business trust registered under the 1940 Act.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Financial Futures Contracts. The Fund may enter into financial futures contracts to hedge against the economic impact of adverse changes in the market value of the portfolio securities because of the changes in stock market prices or interest rates, as a substitute for buying or selling securities, as a cash management technique, and to increase the Fund’s total return. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin, equal to a certain percentage of the contract amount (initial margin deposit). Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying financial instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the initial margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Forward Foreign Currency Contracts. The Fund may enter into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the

Notes to Schedule of Investments (unaudited) (continued)

forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(e) Securities Traded on a To-Be-Announced Basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through securities. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days after purchase. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(f) Written Options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Fund realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commission, is also treated as a realized gain or loss. When a written put option is exercised, the amount of the premium received reduces the cost of the security purchased by the Fund.

A risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing a call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(g) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(h) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At September 30, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$329,595,291
Gross unrealized depreciation	(99,041,835)

Net unrealized appreciation	$230,553,456

At September 30, 2007, the Fund had the following open futures contracts:

Notes to Schedule of Investments (unaudited)(continued)

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain (Loss)
Contracts to Buy:
Eurodollar	126	3/08	$29,975,955	$30,076,200	$100,245
Eurodollar	27	6/08	6,417,010	6,454,688	37,678
Federal Republic of Germany, 10 Year Bonds	219	12/07	35,314,495	35,085,635	(228,860)
U.S. Treasury 2-Year Notes	264	12/07	54,387,976	54,660,375	272,399
U.S. Treasury 5-Year Notes	612	12/07	65,038,709	65,503,125	464,416
U.S. Treasury 10-Year Notes	68	12/07	7,419,778	7,431,125	11,347
U.S. Treasury Bonds	282	12/07	31,334,090	31,398,938	64,848

Net Unrealized Gain on Open Futures Contracts					$722,073

At September 30, 2007, the Fund had the following open forward foreign currency contracts:

Foreign Currency		Local Currency	Market Value	Settlement Date	Unrealized Gain (Loss)
Japanese Yen		835,590,000	$7,303,319	11/7/07	$161,524

Contracts to Sell:
Euro		5,960,000	8,481,922	11/7/07	(96,798)
Pound Sterling		2,784,000	5,670,519	11/7/07	8,841

					$(87,957)

Net Unrealized Gain on Open Forward Foreign Currency Contracts					$73,567

During the period ended September 30, 2007, written option transactions for the Fund were as follows:

				Number of Contracts	Premiums Received
Options written, outstanding December 31, 2006				503	$233,426
Options written				21,083	22,034,663
Options closed				(20,825)	(21,877,228)
Options exercised				(23)	(36,685)
Options expired				(632)	(259,762)

Options written, outstanding September 30, 2007				106	$94,414

At September 30, 2007, the Fund held TBA securities with a total cost of $82,571,348.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: November 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: November 28, 2007

By	/s/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date: November 28, 2007